Schedule II Genworth Financial, Inc. (Parent Company Only) (Impact of Retrospective Accounting Changes on Income Statement I) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries	$ 0							$ 0						$ 0	$ 0		$ 0
Net income available to Genworth Financial, Inc.'s common stockholders	103	168	[1]	35	[1]	76	[1]	46	[1]	155	(28)	(147)	58	325	38		38
Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries														571	277		209
Net income available to Genworth Financial, Inc.'s common stockholders														325	38		38
As originally reported
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders															122	[2]	142	[2]
As originally reported | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries															361		313
Net income available to Genworth Financial, Inc.'s common stockholders															122		142
Effect of DAC change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders															(63)		(86)
Effect of DAC change | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries															(63)		(86)
Net income available to Genworth Financial, Inc.'s common stockholders															(63)		(86)
Effect of reserve change
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders														(13)	(10)		(4)
Effect of reserve change | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries														(13)	(10)		(4)
Net income available to Genworth Financial, Inc.'s common stockholders														(13)	(10)		(4)
Effect of premium restatement
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net income available to Genworth Financial, Inc.'s common stockholders														2	(11)		(14)
Effect of premium restatement | Parent Company
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Equity in income of subsidiaries														2	(11)		(14)
Net income available to Genworth Financial, Inc.'s common stockholders														$ 2	$ (11)		$ (14)

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.
[2]	Originally reported has been adjusted for our wealth management business that is now reported as discontinued operations. See note 24 for additional information on discontinued operations.